Subsequent Event - Narrative (Detail) - shares	Jul. 31, 2018	May 01, 2018	Feb. 28, 2018	Feb. 27, 2018	Jan. 31, 2018	Jan. 31, 2017
Subsequent Event [Line Items]
Reserved for future issuance (in shares)					144,012,058
Common stock ,authorized	500,000,000	500,000,000			185,000,000	185,000,000
Preferred stock ,authorized	10,000,000	10,000,000			0
2018 Plan
Subsequent Event [Line Items]
Reserved for future issuance (in shares)	14,175,278
2018 Plan | Subsequent Event
Subsequent Event [Line Items]
Reserved for future issuance (in shares)			19,000,000
2018 ESPP
Subsequent Event [Line Items]
Reserved for future issuance (in shares)	3,800,000
2018 ESPP | Subsequent Event
Subsequent Event [Line Items]
Reserved for future issuance (in shares)			3,800,000
First Amendment of Amended and Restated Certificate of Incorporation | Subsequent Event
Subsequent Event [Line Items]
Common stock ,authorized			205,000,000	185,000,000
Second Amendment of Amended and Restated Certificate of Incorporation | Subsequent Event
Subsequent Event [Line Items]
Common stock ,authorized			500,000,000
Preferred stock ,authorized			10,000,000